UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02514

Voya Variable Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Growth and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of September 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 9.5%
80,206	(1)	Amazon.com, Inc.	$77,106,038	2.2
929,949		CBS Corp. - Class B	53,937,042	1.5
1,168,310		Coach, Inc.	47,059,527	1.4
699,986	(1)	Dish Network Corp. - Class A	37,960,241	1.1
432,854		McDonald's Corp.	67,819,565	2.0
195,580		Vail Resorts, Inc.	44,615,709	1.3
			328,498,122	9.5

		Consumer Staples: 8.4%
1,691,800		Coca-Cola Co.	76,147,918	2.2
641,585		Kraft Heinz Co.	49,754,917	1.4
854,208		Philip Morris International, Inc.	94,825,630	2.8
863,782		Wal-Mart Stores, Inc.	67,495,925	2.0
			288,224,390	8.4

		Energy: 7.3%
1,309,579		Canadian Natural Resources Ltd.	43,857,801	1.3
1,183,051		Exxon Mobil Corp.	96,986,521	2.8
807,589		Halliburton Co.	37,173,321	1.1
1,189,298		Royal Dutch Shell PLC - Class A ADR	72,047,673	2.1
			250,065,316	7.3

		Financials: 14.5%
663,842		Allstate Corp.	61,013,718	1.8
1,050,835		Citizens Financial Group, Inc.	39,795,121	1.1
481,248		Comerica, Inc.	36,699,972	1.1
1,111,975		Hartford Financial Services Group, Inc.	61,636,774	1.8
821,438		Intercontinental Exchange, Inc.	56,432,791	1.6
749,854		JPMorgan Chase & Co.	71,618,556	2.1
1,907,996		Keycorp	35,908,485	1.0
882,166		Lazard Ltd.	39,891,547	1.2
1,781,773		Wells Fargo & Co.	98,264,781	2.8
			501,261,745	14.5

		Health Care: 14.5%
1,058,245	(2)	AstraZeneca PLC ADR	35,853,340	1.0
1,523,628	(1)	Boston Scientific Corp.	44,444,229	1.3
663,304		Johnson & Johnson	86,236,153	2.5
822,008		Medtronic PLC	63,927,562	1.9
1,262,157		Merck & Co., Inc.	80,815,913	2.3
2,681,958		Pfizer, Inc.	95,745,901	2.8
472,099		UnitedHealth Group, Inc.	92,460,589	2.7
			499,483,687	14.5

		Industrials: 8.9%
421,346		Deere & Co.	52,916,844	1.6
289,046		General Dynamics Corp.	59,422,077	1.7
390,367		Rockwell Automation, Inc.	69,567,303	2.0
253,573		Roper Technologies, Inc.	61,719,668	1.8
235,398	(1)	WABCO Holdings, Inc.	34,838,904	1.0
175,371		Watsco, Inc.	28,247,007	0.8
			306,711,803	8.9

		Information Technology: 23.1%
986,860		Activision Blizzard, Inc.	63,662,339	1.8
1,085,942		Apple, Inc.	167,365,381	4.9
2,491,015		Cisco Systems, Inc.	83,772,834	2.4
358,696	(1)	Facebook, Inc.	61,290,386	1.8
243,993		Lam Research Corp.	45,148,465	1.3
570,008	(2)	Microchip Technology, Inc.	51,175,318	1.5
2,190,992		Microsoft Corp.	163,206,994	4.7
2,084,308		Oracle Corp.	100,776,292	2.9
551,628	(1),(2)	VMware, Inc.	60,232,261	1.8
			796,630,270	23.1

		Materials: 3.8%
1,110,478		DowDuPont, Inc.	76,878,392	2.3
941,015		Nucor Corp.	52,734,481	1.5
			129,612,873	3.8

		Real Estate: 3.2%
730,398		Crown Castle International Corp.	73,025,192	2.1
358,267		Mid-America Apartment Communities, Inc.	38,291,577	1.1
			111,316,769	3.2

		Telecommunication Services: 2.1%
1,836,059		AT&T, Inc.	71,918,431	2.1

		Utilities: 3.3%
409,022		NextEra Energy, Inc.	59,942,174	1.7
811,191		PG&E Corp.	55,233,995	1.6
			115,176,169	3.3

	Total Common Stock (Cost $2,700,922,796)		3,398,899,575	98.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
	Utilities: –%
20,000,000	(3) Mirant Corp. Escrow Shares, 06/15/21	–	–
10,000,000	(3) Southern Energy Escrow Shares, 07/15/49	–	–

	Total Corporate Bonds/Notes
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $2,700,922,796)	3,398,899,575	98.6

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.0%
	Securities Lending Collateral(4): 2.7%
9,336,367	Barclays Capital, Inc., Repurchase Agreement dated 09/29/17, 1.05%, due 10/02/17 (Repurchase Amount $9,337,173, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $9,523,094, due 08/15/18-02/15/37)	$9,336,367	0.3
21,547,244	Cantor Fitzgerald, Repurchase Agreement dated 09/29/17, 1.07%, due 10/02/17 (Repurchase Amount $21,549,139, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $21,978,189, due 10/12/17-05/20/67)	21,547,244	0.6
21,547,244	Citigroup, Inc., Repurchase Agreement dated 09/29/17, 1.08%, due 10/02/17 (Repurchase Amount $21,549,157, collateralized by various U.S. Government Agency Obligations, 1.898%-9.000%, Market Value plus accrued interest $21,978,189, due 12/01/17-06/01/51)	21,547,244	0.6
21,547,244	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/29/17, 1.10%, due 10/02/17 (Repurchase Amount $21,549,192, collateralized by various U.S. Government Securities, 2.875%-3.625%, Market Value plus accrued interest $21,978,192, due 02/15/43-02/15/44)	21,547,244	0.7
16,744,880	State of Wisconsin Investment Board, Repurchase Agreement dated 09/29/17, 1.20%, due 10/02/17 (Repurchase Amount $16,746,532, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $17,110,462, due 01/15/19-02/15/46)	16,744,880	0.5
		90,722,979	2.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
45,761,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.930%
	(Cost $45,761,000)	45,761,000	1.3

	Total Short-Term Investments
	(Cost $136,483,979)	136,483,979	4.0

	Total Investments in Securities (Cost $2,837,406,775)	$3,535,383,554	102.6
	Liabilities in Excess of Other Assets	(89,042,147)	(2.6)
	Net Assets	$3,446,341,407	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2017.

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of September 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2017
Asset Table
Investments, at fair value
Common Stock*	$3,398,899,575	$–	$–	$3,398,899,575
Corporate Bonds/Notes	-	–	–	–
Short-Term Investments	45,761,000	90,722,979	–	136,483,979
Total Investments, at fair value	$3,444,660,575	$90,722,979	$–	$3,535,383,554

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,852,731,924.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$717,385,604
Gross Unrealized Depreciation	(34,733,974)

Net Unrealized Appreciation	$682,651,630

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 27, 2017